Shareholder Report, Average Annual Return (Details)	12 Months Ended	30 Months Ended	60 Months Ended	68 Months Ended	70 Months Ended	106 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000192548
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Buffered Shield Fund
Average Annual Return, Percent	4.74%		3.88%				6.59%
C000192549
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Buffered Shield Fund
C000192550
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Buffered Shield Fund
C000111983
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Nasdaq-100 Hedged Equity Fund
Average Annual Return, Percent	14.08%		6.68%				7.47%
C000111984
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Nasdaq-100 Hedged Equity Fund
C000142554
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Nasdaq-100 Hedged Equity Fund
C000143112
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Systematic Alpha Fund
Average Annual Return, Percent	7.82%		3.76%				5.04%
C000143113
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Systematic Alpha Fund
C000143114
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Systematic Alpha Fund
C000246757
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst/Aspect Enhanced Multi-Asset Fund
Average Annual Return, Percent	18.70%	8.54%
C000246758
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst/Aspect Enhanced Multi-Asset Fund
C000246756
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst/Aspect Enhanced Multi-Asset Fund
C000220411
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst/Millburn Hedge Strategy Fund
C000163769
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst/Millburn Hedge Strategy Fund
Average Annual Return, Percent	13.23%		6.35%				7.44%
C000163770
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst/Millburn Hedge Strategy Fund
C000163771
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst/Millburn Hedge Strategy Fund
C000130114
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Systematic High Income Fund
Average Annual Return, Percent	1.26%		4.10%				(0.54%)
C000130115
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Systematic High Income Fund
C000130116
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Systematic High Income Fund
C000250339
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst/Welton Advantage Multi-Strategy Fund
Average Annual Return, Percent	(8.44%)		1.76%		7.51%
C000250340
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst/Welton Advantage Multi-Strategy Fund
C000250341
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst/Welton Advantage Multi-Strategy Fund
Without Sales Load [Member] | C000192548
Average Annual Return [Line Items]
Average Annual Return, Percent	11.15%		5.12%				7.22%
Without Sales Load [Member] | C000192549
Average Annual Return [Line Items]
Average Annual Return, Percent	10.33%		4.34%			6.00%
Without Sales Load [Member] | C000192550
Average Annual Return [Line Items]
Average Annual Return, Percent	11.44%		5.40%				7.49%
Without Sales Load [Member] | C000111983
Average Annual Return [Line Items]
Average Annual Return, Percent	21.00%		7.95%				8.11%
Without Sales Load [Member] | C000111984
Average Annual Return [Line Items]
Average Annual Return, Percent	20.19%		7.17%				7.28%
Without Sales Load [Member] | C000142554
Average Annual Return [Line Items]
Average Annual Return, Percent	21.34%		8.24%				8.37%
Without Sales Load [Member] | C000143112
Average Annual Return [Line Items]
Average Annual Return, Percent	14.44%		5.00%				5.67%
Without Sales Load [Member] | C000143113
Average Annual Return [Line Items]
Average Annual Return, Percent	13.62%		4.19%				4.86%
Without Sales Load [Member] | C000143114
Average Annual Return [Line Items]
Average Annual Return, Percent	14.78%		5.24%				5.92%
Without Sales Load [Member] | C000246757
Average Annual Return [Line Items]
Average Annual Return, Percent	25.94%	11.13%
Without Sales Load [Member] | C000246758
Average Annual Return [Line Items]
Average Annual Return, Percent	25.13%	10.33%
Without Sales Load [Member] | C000246756
Average Annual Return [Line Items]
Average Annual Return, Percent	26.30%	11.41%
Without Sales Load [Member] | C000220411
Average Annual Return [Line Items]
Average Annual Return, Percent	19.25%		6.82%	11.60%
Without Sales Load [Member] | C000163769
Average Annual Return [Line Items]
Average Annual Return, Percent	20.13%		7.62%				8.08%
Without Sales Load [Member] | C000163770
Average Annual Return [Line Items]
Average Annual Return, Percent	19.24%		6.81%				7.27%
Without Sales Load [Member] | C000163771
Average Annual Return [Line Items]
Average Annual Return, Percent	20.45%		7.89%				8.35%
Without Sales Load [Member] | C000130114
Average Annual Return [Line Items]
Average Annual Return, Percent	7.40%		5.35%				0.06%
Without Sales Load [Member] | C000130115
Average Annual Return [Line Items]
Average Annual Return, Percent	6.61%		4.57%				(0.69%)
Without Sales Load [Member] | C000130116
Average Annual Return [Line Items]
Average Annual Return, Percent	7.64%		5.63%				0.31%
Without Sales Load [Member] | C000250339
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.86%)		2.97%		8.61%
Without Sales Load [Member] | C000250340
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.56%)		2.37%		7.95%
Without Sales Load [Member] | C000250341
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.64%)		3.22%		8.87%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%		13.41%			15.35%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	34.38%		16.68%				22.33%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	34.38%		16.68%				22.33%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	34.38%		16.68%				22.33%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.87%	4.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%	21.21%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%	21.21%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	3.87%		3.54%	3.13%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	3.87%		3.54%				2.35%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%		13.41%		15.63%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%		13.41%		15.63%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%		13.41%		15.63%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
BNP Paribas Catalyst Systematic Alpha Index III
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BNP Paribas Catalyst Systematic Alpha Index III
Average Annual Return, Percent	6.30%		8.86%				15.43%
BNP Paribas Catalyst Systematic Alpha Index III
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BNP Paribas Catalyst Systematic Alpha Index III
Average Annual Return, Percent	6.30%		8.86%				15.43%
BNP Paribas Catalyst Systematic Alpha Index III
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BNP Paribas Catalyst Systematic Alpha Index III
Average Annual Return, Percent	6.30%		8.86%				15.43%
60% S&P 500® Index/40% Bloomberg US Aggregate Bond
Average Annual Return [Line Items]
Average Annual Return, Percent	14.76%	14.04%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%	21.21%
60% S&P 500® Index/40% Bloomberg US Aggregate Bond
Average Annual Return [Line Items]
Average Annual Return, Percent	14.76%	14.04%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.87%	4.51%
60% S&P 500® Index/40% Bloomberg US Aggregate Bond
Average Annual Return [Line Items]
Average Annual Return, Percent	14.76%	14.04%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.87%	4.51%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	23.67%		10.98%	15.14%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%		13.41%	17.48%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	23.67%		10.98%				12.78%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	3.87%		3.54%				2.35%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	23.67%		10.98%				12.78%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	3.87%		3.54%				2.35%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	23.67%		10.98%				12.78%